Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation Breakout (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trading Securities And Trading Assets [Member]
Assets:
Purchases	$ 501	$ 411	$ 1,146
Sales	(320)	(410)	(1,283)
Issuances	0	0	0
Settlements	(149)	(5)	(22)
Purchases, sales, issuances and settlements, net	32	(4)	(159)
Trading Securities [Member]
Assets:
Purchases	501	411	1,142
Sales	(318)	(410)	(1,256)
Issuances	0	0	0
Settlements	(148)	(5)	(21)
Purchases, sales, issuances and settlements, net	35	(4)	(135)
Trading Securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Purchases	37	2	4
Sales	(36)	(2)	(2)
Issuances	0	0	0
Settlements	(1)	(5)	(1)
Purchases, sales, issuances and settlements, net	0	(5)	1
Trading Securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Purchases	439	372	1,093
Sales	(250)	(357)	(1,203)
Issuances	0	0	0
Settlements	(147)	0	0
Purchases, sales, issuances and settlements, net	42	15	(110)
Trading Securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	25	37	45
Sales	(32)	(50)	(45)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	(7)	(13)	0
Trading Securities [Member] | Mortgage-backed securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	(1)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	(1)
Trading Securities [Member] | Asset-backed securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	(5)
Issuances	0	0	0
Settlements	0	0	(9)
Purchases, sales, issuances and settlements, net	0	0	(14)
Trading Securities [Member] | Equity securities [Member]
Assets:
Purchases	0	0	0
Sales	0	(1)	0
Issuances	0	0	0
Settlements	0	0	(11)
Purchases, sales, issuances and settlements, net	0	(1)	(11)
Other trading asset [Member]
Assets:
Purchases	0	0	4
Sales	(2)	0	(27)
Issuances	0	0	0
Settlements	(1)	0	(1)
Purchases, sales, issuances and settlements, net	(3)	0	(24)
Available-for-sale securities [Member]
Assets:
Purchases	149	754	450
Sales	(72)	(118)	(432)
Issuances	1,580	782	829
Settlements	(995)	(1,319)	(2,449)
Purchases, sales, issuances and settlements, net	662	99	(1,602)
Available-for-sale securities [Member] | Debt securities [Member]
Assets:
Purchases	149	754	450
Sales	(72)	(118)	(432)
Issuances	1,580	782	829
Settlements	(995)	(1,319)	(2,425)
Purchases, sales, issuances and settlements, net	662	99	(1,578)
Available-for-sale securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Purchases	0	28	0
Sales	(68)	(24)	(65)
Issuances	1,369	547	555
Settlements	(196)	(491)	(1,181)
Purchases, sales, issuances and settlements, net	1,105	60	(691)
Available-for-sale securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Purchases	135	618	109
Sales	0	(54)	(325)
Issuances	0	0	0
Settlements	(119)	(299)	(355)
Purchases, sales, issuances and settlements, net	16	265	(571)
Available-for-sale securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	14	36	200
Sales	(4)	(12)	(11)
Issuances	0	0	0
Settlements	(57)	(53)	(10)
Purchases, sales, issuances and settlements, net	(47)	(29)	179
Available-for-sale securities [Member] | Mortgage-backed securities [Member]
Assets:
Purchases	0	22	0
Sales	0	0	(30)
Issuances	0	0	0
Settlements	(12)	(5)	(22)
Purchases, sales, issuances and settlements, net	(12)	17	(52)
Available-for-sale securities [Member] | Residential [Member]
Assets:
Purchases	0	0	0
Sales	0	0	(22)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	(22)
Available-for-sale securities [Member] | Commercial [Member]
Assets:
Purchases	0	22	0
Sales	0	0	(8)
Issuances	0	0	0
Settlements	(12)	(5)	(22)
Purchases, sales, issuances and settlements, net	(12)	17	(30)
Available-for-sale securities [Member] | Asset-backed securities [Member]
Assets:
Purchases	0	50	141
Sales	0	(28)	(1)
Issuances	211	235	274
Settlements	(611)	(471)	(857)
Purchases, sales, issuances and settlements, net	(400)	(214)	(443)
Available-for-sale securities [Member] | Auto loans and leases [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	0	(264)
Purchases, sales, issuances and settlements, net	0	0	(264)
Available-for-sale securities [Member] | Home equity loans [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	0
Available-for-sale securities [Member] | Other asset-backed securities [Member]
Assets:
Purchases	0	50	141
Sales	0	(28)	(1)
Issuances	211	235	274
Settlements	(611)	(471)	(593)
Purchases, sales, issuances and settlements, net	(400)	(214)	(179)
Available-for-sale securities [Member] | Equity securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	0	(24)
Purchases, sales, issuances and settlements, net	0	0	(24)
Available-for-sale securities [Member] | Perpetual preferred securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	0	(24)
Purchases, sales, issuances and settlements, net	0	0	(24)
Available-for-sale securities [Member] | Other marketable equity securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	0
Mortgage loans held for sale [Member]
Assets:
Purchases	79	87	202
Sales	(485)	(618)	(1,605)
Issuances	489	565	777
Settlements	(158)	(193)	(351)
Purchases, sales, issuances and settlements, net	(75)	(159)	(977)
Loans [Member]
Assets:
Purchases	6	21	72
Sales	(129)	(3,791)	0
Issuances	19	302	379
Settlements	(272)	(1,031)	(795)
Purchases, sales, issuances and settlements, net	(376)	(4,499)	(344)
Mortgage servicing rights [Member]
Assets:
Purchases	541	0	0
Sales	(24)	(66)	(3)
Issuances	2,263	2,204	1,556
Settlements	1	1	(6)
Purchases, sales, issuances and settlements, net	2,781	2,139	1,547
Derivative [Member]
Assets and Liabilities:
Purchases	6	36	27
Sales	(121)	(151)	(106)
Issuances	0	0	0
Settlements	(608)	(998)	(966)
Purchases, sales, issuances and settlements, net	(723)	(1,113)	(1,045)
Derivative [Member] | Interest rate contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(654)	(1,003)	(1,137)
Purchases, sales, issuances and settlements, net	(654)	(1,003)	(1,137)
Derivative [Member] | Commodity contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	13	(2)	6
Purchases, sales, issuances and settlements, net	13	(2)	6
Derivative [Member] | Equity contract [Member]
Assets and Liabilities:
Purchases	0	29	15
Sales	(118)	(147)	(103)
Issuances	0	0	0
Settlements	81	(38)	6
Purchases, sales, issuances and settlements, net	(37)	(156)	(82)
Derivative [Member] | Foreign exchange contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	(1)	0
Purchases, sales, issuances and settlements, net	0	(1)	0
Derivative [Member] | Credit contract [Member]
Assets and Liabilities:
Purchases	6	7	12
Sales	(3)	(4)	(3)
Issuances	0	0	0
Settlements	(68)	46	158
Purchases, sales, issuances and settlements, net	(65)	49	167
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	20	0	1
Purchases, sales, issuances and settlements, net	20	0	1
Other assets [Member]
Assets:
Purchases	0	225	97
Sales	(2)	0	0
Issuances	0	0	0
Settlements	0	(1)	0
Purchases, sales, issuances and settlements, net	(2)	224	97
Short sale liabilities [Member]
Liabilities:
Purchases	3	0	21
Sales	(3)	0	(15)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	6
Other liabilities [Member]
Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	25	11
Purchases, sales, issuances and settlements, net	$ 0	$ 25	$ 11